EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Computation of basic and diluted gain (loss) per share
Net income attributable to Canadian Solar Inc. - basic	$ 146,703	$ 171,585	$ 237,070
Dilutive effect of interest expense of convertible notes	1,518	975	4,683
Net income attributable to Canadian Solar Inc. - diluted	$ 148,221	$ 172,560	$ 241,753
Denominator for basic calculation - weighted average number of common shares - basic	59,575,898	59,633,855	58,914,540
Diluted effects of share number from share options and RSUs	897,258	794,526	543,797
Dilutive effects of share number from convertible notes	1,833,663	349,315	2,833,333
Denominator for diluted calculation - weighted average number of common shares - diluted	62,306,819	60,777,696	62,291,670
Basic earnings per share	$ 2.46	$ 2.88	$ 4.02
Diluted earnings per share	$ 2.38	$ 2.83	$ 3.88
Share options and RSUs
Computation of basic and diluted gain (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	187,083	41,950	276,618